UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 174.4%
Equity Investments(1) — 173.0%
Midstream MLP(2) —117.3%
Access Midstream Partners, L.P.	2,485	$74,866
Boardwalk Pipeline Partners, LP	1,215	32,834
Buckeye Partners, L.P.(3)	1,700	84,015
Buckeye Partners, L.P. — Class B Units(3)(4)(5)	903	41,715
Copano Energy, L.L.C.	1,388	42,596
Crestwood Midstream Partners LP	2,401	59,073
Crestwood Midstream Partners LP — Class C Units(4)(5)	1,175	27,604
Crosstex Energy, L.P.	551	8,197
DCP Midstream Partners, LP	2,507	108,171
DCP Midstream Partners, LP(4)	338	14,126
El Paso Pipeline Partners, L.P.	5,133	185,770
Enbridge Energy Partners, L.P.	4,628	136,334
Energy Transfer Partners, L.P.	951	40,607
Enterprise Products Partners L.P.	7,582	404,882
Global Partners LP	2,054	51,630
Inergy, L.P.	4,047	87,243
Inergy Midstream, L.P.	1,164	27,123
Magellan Midstream Partners, L.P.(6)	1,602	132,927
MarkWest Energy Partners, L.P.(3)	4,739	251,627
Niska Gas Storage Partners LLC	1,887	23,907
NuStar Energy L.P.	723	36,659
ONEOK Partners, L.P.	2,718	154,419
Plains All American Pipeline, L.P.(3)	3,426	296,443
PVR Partners, L.P.(3)	4,647	113,191
Regency Energy Partners LP	7,733	178,939
Spectra Energy Partners, L.P.	348	11,144
Targa Resources Partners L.P.	1,634	66,193
Tesoro Logistics LP(6)	464	20,234
Western Gas Partners, LP	1,472	70,299
Williams Partners L.P.	3,573	184,292

		2,967,060

MLP Affiliate(2) — 14.7%
Enbridge Energy Management, L.L.C.(5)	1,527	47,523
Kinder Morgan Management, LLC(5)	4,372	324,069

		371,592

General Partner MLP — 11.9%
Alliance Holdings GP L.P.	1,931	93,445
Energy Transfer Equity, L.P.	4,691	206,157

		299,602

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream — 9.3%
Kinder Morgan, Inc.	1,162	$41,551
ONEOK, Inc.	1,510	67,218
Plains All American GP LLC — Unregistered(3)(4)	24	54,932
Targa Resources Corp.	214	9,688
The Williams Companies, Inc.	1,920	61,955

		235,344

Shipping MLP — 8.5%
Capital Product Partners L.P.	2,841	21,875
Golar LNG Partners LP	201	6,405
Navios Maritime Partners L.P.	1,876	27,147
Teekay LNG Partners L.P.	1,696	67,375
Teekay Offshore Partners L.P.	3,263	92,646

		215,448

Other MLP — 5.5%
Calumet Specialty Products Partners, L.P.	346	9,877
Exterran Partners, L.P.	2,903	61,834
Hi-Crush Partners LP (7)	1,522	29,611
Northern Tier Energy LP (7)	865	15,831
PetroLogistics LP	1,784	22,814

		139,967

Upstream MLP & Income Trust — 5.1%
BreitBurn Energy Partners L.P.	2,206	43,177
Legacy Reserves L.P.	325	9,064
LRR Energy, L.P.	388	7,004
Memorial Production Partners LP	339	6,024
Mid-Con Energy Partners, LP	579	12,962
Pacific Coast Oil Trust	568	10,771
SandRidge Mississippian Trust II	808	16,816
SandRidge Permian Trust	893	17,837
VOC Energy Trust	347	6,224

		129,879

Coal MLP & Other — 0.4%
Alliance Resource Partners, L.P.	131	8,134
Clearwater Trust (3)(4)(8)	N/A	2,470

		10,604

Propane MLP — 0.3%
Suburban Propane Partners, L.P.	163	6,289

Total Equity Investments (Cost — $2,762,170)		4,375,785

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Investments — 1.4%
Midstream — 1.2%
Niska Gas Storage Partners LLC	8.875%	3/15/18	$29,000	$29,725
PVR Partners, L.P.(3)	8.250	4/15/18	1,240	1,259

				30,984

Upstream — 0.2%
EP Energy LLC	9.375	5/1/20	4,250	4,627

Total Energy Debt Investments (Cost — $33,211)				35,611

Total Long-Term Investments (Cost — $2,795,381)				4,411,396

			No. of Contracts
Liabilities
Call Option Contracts Written(9)
Midstream
Magellan Midstream Partners, L.P., call option expiring 9/21/12 @ $80.00			600	(197)
Tesoro Logistics LP, call option expiring 9/21/12 @ $40.00			200	(71)

Total Call Option Contracts Written (Premiums Received — $85)				(268)

Senior Unsecured Notes				(890,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(374,000)
Deferred Tax Liability				(632,685)
Other Liabilities				(43,195)
Total Liabilities				(1,940,148)
Other Assets				57,933

Total Liabilities in Excess of Other Assets				(1,882,215)

Net Assets Applicable to Common Stockholders				$2,529,181

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Kayne Anderson MLP Investment Company (the “Company”) believes that it is an affiliate of Buckeye Partners, L.P., the Clearwater Trust, MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American Pipeline, L.P. and Plains All American GP LLC.

(4)	Fair valued securities, restricted from public sale.

(5)	Distributions are paid-in-kind.

(6)	Security or a portion thereof is segregated as collateral on option contracts written.

(7)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(8)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest.

(9)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2012, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	903	$45,006	$41,715	$46.18	1.6%	1.0%
Clearwater Trust
Trust Interest	(4)	(5)	1	3,266	2,470	n/a	0.1	0.1
Crestwood Midstream Partners LP
Class C Units	(2)	(3)	1,175	26,007	27,604	23.50	1.1	0.6
DCP Midstream Partners, LP
Common Units	7/2/12	(3)	338	11,796	14,126	41.83	0.6	0.3
Plains All American GP LLC(6)
Common Units	(2)	(5)	24	31,520	54,932	2,261	2.2	1.2

Total				$117,595	$140,847		5.6%	3.2%

Level 2 Investments(7)
Senior Notes
EP Energy LLC	4/10/12	(5)	$4,250	$4,250	$4,627	n/a	0.2%	0.1%

Total of all restricted securities				$121,845	$145,474		5.8%	3.3%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Securities acquired at various dates during the nine months ended August 31, 2012 and/or in prior years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater Natural Resources, LP (“Clearwater”). As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(5)	Unregistered security of a private company or trust.

(6)	In determining the fair value for Plains All American GP, LLC (“PAA GP”), the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, sits on PAA GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in PAA GP based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

(7)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, 2012, the cost basis of investments for federal income tax purposes was $2,544,263. At August 31, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$1,883,558
Gross unrealized depreciation of investments	(16,425)

Net unrealized appreciation	$1,867,133

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at August 31, 2012 and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$4,375,785	$4,234,938	$—	$140,847
Debt investments	35,611	—	35,611	—

Total assets at fair value	$4,411,396	$4,234,938	$35,611	$140,847

Liabilities at Fair Value
Call option contracts written	$268	$—	$268	$—

For the nine months ended August 31, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2012.

Nine Months Ended August 31, 2012	Equity Investments
Balance — November 30, 2011	$164,129
Purchases	40,000
Issuances	5,114
Transfers out	(69,440)
Realized gains (losses)	—
Unrealized gains, net	1,044

Balance — August 31, 2012	$140,847

The $1,044 of unrealized gains presented in the table above for the nine months ended August 31, 2012 related to investments that are still held at August 31, 2012.

The purchases of $40,000 for the nine months ended August 31, 2012 relate to the Company’s investment in DCP Midstream Partners, L.P. and PVR Partners, L.P. The issuances of $5,114 for the nine months ended August 31, 2012 relate to additional units received from Buckeye Partners, L.P. (Class B Units), Crestwood Midstream Partners LP (Class C Units) and PVR Partners, L.P. The Company’s investments in the common units of PVR Partners, L.P. and Teekay Offshore Partners L.P., which are noted as transfers out of Level 3 in the table above, became readily marketable during the nine months ended August 31, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2012
Call options	Call option contracts written	$(268)

The following table set forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Nine Months Ended August 31, 2012
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$1,067	$(276)
Interest rate swap contracts	Interest rate swap contracts	(2,606)	—

		$(1,539)	$(276)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 31, 2012 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the Act)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 29, 2012

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 29, 2012